Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Loss from continuing Operations available to Common stockholders (numerator)	$ (4,577,516)	$ (2,196,834)
Weighted average number of common shares Outstanding used in loss per share during the Period (denominator)	4,403,479	3,125,022